Allowance for Credit Losses	12 Months Ended
Dec. 31, 2016
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
ALLOWANCE FOR CREDIT LOSSES
ALLOWANCE FOR CREDIT LOSSES

The allowance for credit losses represents our estimate of the probable credit loss inherent in finance receivables and operating leases as of the balance sheet date. The adequacy of the allowance for credit losses is assessed quarterly and the assumptions and models used in establishing the allowance are evaluated regularly. Because credit losses may vary substantially over time, estimating credit losses requires a number of assumptions about matters that are uncertain. The majority of credit losses are attributable to consumer receivables.

Additions to the allowance for credit losses are made by recording charges to the Provision for credit losses on the income statement. The uncollectible portion of finance receivables and operating leases are charged to the allowance for credit losses at the earlier of when an account is deemed to be uncollectible or when an account is 120 days delinquent, taking into consideration the financial condition of the customer, borrower, or lessee, the value of the collateral, recourse to guarantors, and other factors.

In the event we repossess the collateral, the receivable is charged off and we record the collateral at its estimated fair value less costs to sell and report it in Other assets on the balance sheet. Charge-offs on finance receivables and operating leases include uncollected amounts related to principal, interest, rental payments, late fees, and other allowable charges. Recoveries on finance receivables and operating leases previously charged off as uncollectible are credited to the allowance for credit losses.

Consumer Segment and Operating Leases

We estimate the allowance for credit losses on consumer receivables and on operating leases using a combination of measurement models and management judgment. The models consider factors such as historical trends in credit losses and recoveries (including key metrics such as delinquencies, repossessions, and bankruptcies), the composition of the present portfolio (including vehicle brand, term, risk evaluation, and new/used vehicles), trends in historical used vehicle values, and economic conditions. Estimates from these models rely on historical information and may not fully reflect losses inherent in the present portfolio. Therefore, we may adjust the estimate to reflect management judgment regarding observable changes in recent economic trends and conditions, portfolio composition, and other relevant factors.

We make projections of two key assumptions to assist in estimating the consumer allowance for credit losses:

•	Frequency – number of finance receivables and operating lease contracts that are expected to default over the loss emergence period, measured as repossessions; and

•	Loss severity – expected difference between the amount a customer owes when the finance contract is charged off and the amount received, net of expenses, from selling the repossessed vehicle.
NOTE 6. ALLOWANCE FOR CREDIT LOSSES (Continued)

Collective Allowance for Credit Losses. The collective allowance is evaluated primarily using a collective loss-to-receivables (“LTR”) model that, based on historical experience, indicates credit losses have been incurred in the portfolio even though the particular accounts that are uncollectible cannot be specifically identified. The LTR model is based on the most recent years of history. Each LTR is calculated by dividing credit losses by average finance receivables or average operating leases, excluding unearned interest supplements and allowance for credit losses. An average LTR is calculated for each product and multiplied by the end-of-period balances for that given product.

Our largest markets also use a loss projection model to estimate losses inherent in the portfolio. The loss projection model applies recent monthly performance metrics, stratified by contract type (retail or lease), contract term (e.g., 60-month), and risk rating to our active portfolio to estimate the losses that have been incurred.

The loss emergence period (“LEP”) is an assumption within our models and represents the average amount of time between when a loss event first occurs to when it is charged off. This time period starts when the consumer begins to experience financial difficulty. It is evidenced, typically through delinquency, before eventually resulting in a charge-off. The LEP is a multiplier in the calculation of the collective consumer allowance for credit losses.

For accounts greater than 120 days past due, the uncollectible portion is charged off such that the remaining recorded investment is equal to the estimated fair value of the collateral less costs to sell.

Specific Allowance for Impaired Receivables. Consumer receivables involved in TDRs are specifically assessed for impairment. A specific allowance is estimated based on the present value of the expected future cash flows of the receivable discounted at the contract’s original effective interest rate or the fair value of any collateral adjusted for estimated costs to sell.

After establishing the collective and specific allowance for credit losses, if management believes the allowance does not reflect all losses inherent in the portfolio due to changes in recent economic trends and conditions, or other relevant factors, an adjustment is made based on management judgment.

Non-Consumer Segment

We estimate the allowance for credit losses for non-consumer receivables based on historical LTR ratios, expected future cash flows, and the fair value of collateral.

Collective Allowance for Credit Losses. We estimate an allowance for non-consumer receivables that are not specifically identified as impaired using a LTR model for each financing product based on historical experience. This LTR is an average of the most recent historical experience and is calculated consistent with the consumer receivables LTR approach. All accounts that are specifically identified as impaired are excluded from the calculation of the non-specific or collective allowance.

Specific Allowance for Impaired Receivables. Dealer financing is evaluated by segmenting individual loans by the risk characteristics of the loan (such as the amount of the loan, the nature of the collateral, and the financial status of the debtor). The loans are analyzed to determine whether individual loans are impaired, and a specific allowance is estimated based on the present value of the expected future cash flows of the receivable discounted at the loan’s original effective interest rate or the fair value of the collateral adjusted for estimated costs to sell.

After establishing the collective and specific allowance for credit losses, if management believes the allowance does not reflect all losses inherent in the portfolio due to changes in recent economic trends and conditions, or other relevant factors, an adjustment is made based on management judgment.

NOTE 6. ALLOWANCE FOR CREDIT LOSSES (Continued)

An analysis of the allowance for credit losses related to finance receivables and net investment in operating leases for the years ended December 31 was as follows (in millions):

	2015
	Finance Receivables			Net Investment in Operating Leases	Total Allowance
	Consumer	Non-Consumer	Total
Allowance for credit losses
Beginning balance	$305	$16	$321	$38	$359
Charge-offs	(333)	(3)	(336)	(123)	(459)
Recoveries	120	6	126	62	188
Provision for credit losses	276	(2)	274	73	347
Other (a)	(11)	(1)	(12)	(1)	(13)
Ending balance	$357	$16	$373	$49	$422

Analysis of ending balance of allowance for credit losses
Collective impairment allowance	$338	$12	$350	$49	$399
Specific impairment allowance	19	4	23	—	23
Ending balance	357	16	373	49	$422

Analysis of ending balance of finance receivables and net investment in operating leases
Collectively evaluated for impairment	59,574	37,113	96,687	25,128
Specifically evaluated for impairment	375	134	509	—
Recorded investment	59,949	37,247	97,196	25,128

Ending balance, net of allowance for credit losses	$59,592	$37,231	$96,823	$25,079
__________

(a)	Primarily represents amounts related to translation adjustments.

	2016
	Finance Receivables			Net Investment in Operating Leases	Total Allowance
	Consumer	Non-Consumer	Total
Allowance for credit losses
Beginning balance	$357	$16	$373	$49	$422
Charge-offs	(435)	(8)	(443)	(175)	(618)
Recoveries	116	6	122	81	203
Provision for credit losses	436	2	438	109	547
Other (a)	(5)	(1)	(6)	—	(6)
Ending balance	$469	$15	$484	$64	$548

Analysis of ending balance of allowance for credit losses
Collective impairment allowance	$450	$13	$463	$64	$527
Specific impairment allowance	19	2	21	—	21
Ending balance	469	15	484	64	$548

Analysis of ending balance of finance receivables and net investment in operating leases
Collectively evaluated for impairment	64,971	38,020	102,991	27,273
Specifically evaluated for impairment	367	107	474	—
Recorded investment	65,338	38,127	103,465	27,273

Ending balance, net of allowance for credit losses	$64,869	$38,112	$102,981	$27,209
__________

(a)	Primarily represents amounts related to translation adjustments.